SHARE CAPITAL - Schedule of Options Outstanding and Exercisable (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding (in shares)	811	2,606	5,584
Weighted average remaining contractual life	4 years 10 months 24 days
Number of options exercisable (in shares)	274	2,020	4,758
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per share) | $ / shares	$ 18.99
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per share) | $ / shares	28.67
18.99
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per share) | $ / shares	$ 18.99
Number of options outstanding (in shares)	537
Weighted average remaining contractual life	7 years 2 months 12 days
Number of options exercisable (in shares)	0
27.44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per share) | $ / shares	$ 27.44
Number of options outstanding (in shares)	254
Weighted average remaining contractual life	2 months 12 days
Number of options exercisable (in shares)	254
28.67
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in CAD per share) | $ / shares	$ 28.67
Number of options outstanding (in shares)	20
Weighted average remaining contractual life	1 year 2 months 12 days
Number of options exercisable (in shares)	20